                                  UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/99
Check here if Amendment [x]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Neumeier Investment Counsel LLC
Address: 26435 Carmel Rancho Blvd.
         Carmel, CA  93923
Form 13F File Number: 28-4792
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Peter Neumeier
Title:  President
Phone:   831-625-6355
Signature, Place, and Date of Signing:
 /Peter Neumeier       Carmel, California            11/12/99
-------------------------------------------------------------
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:     0
Form 13F Information Table Entry Total:   33
Form 13F Information Table Value Total: $345083
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
     28-4792 Neumeier Investment Counsel LLC
[Repeat as necessary.

-------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5         COL. 6   COLUMN 7          COLUMN 8
------------------------------- -------- ---------  --------    ------------------    -------  --------  ----------------------
                                                                                                OTHER       VOTING AUTHORITY
                                TITLE OF             VALUE      SHARES/   SH/  PUT/   INVSTMT  MANAGERS  ----------------------
NAME OF ISSUER                   CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL   DSCRETN    NONE    SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
Acceptance Insurance Companies     COM   004308102     4103      325000                325000           200500   124500
Anchor Gaming                      COM   033037102    16345      274700                274700           184300    90400
Arthur J. Gallagher                COM   363576109    12668      237900                237900           153000    84900
Aviation Sales                     COM   053672101     2671      140600                140600            84000    56600
Blyth Industries Inc.              COM   09643P108     5886      209750                209750           152900    56850
Burlington Coat Factory            COM   121579106     5709      289060                289060           235760    53300
Dentsply International             COM   249030107    10392      456800                456800           252900   203900
Doral Financial Corporation        COM   25811P100     8516      636700                636700           420300   216400
Furniture Brands International     COM   360921100    12450      632400                632400           391400   241000
Goody's Family Clothing            COM   382588101     7182      890800                890800           582900   307900
Harman International               COM   413086109    20271      481925                481925           291700   190225
HCC Insurance Holdings             COM   404132102    14732      876250                876250           556900   319350
Helen of Troy Inc.                 COM   G4388N106     8273      859500                859500           568200   291300
Henry Schein Inc.                  COM   806407102     6861      481500                481500           334800   146700
Hon Industries Inc.                COM   438092108    14177      736450                736450           462100   274350
ICN Pharmaceuticals Inc.           COM   448924100     6038      351275                351275           206100   145175
Imperial Bancorp                   COM   452556103    16431      773241                773241           429316   343925
Innovex Inc.                       COM   457647105     1309      145450                145450            88400    57050
Interstate Bakeries                COM   46072H108    16167      702900                702900           422500   280400
Kenneth Cole Productions           COM   193294105     3442       92100                 92100            40700    51400
Knoll Corporation                  COM   498904101    22469      836050                836050           513000   323050
Lone Star Industries Inc.          COM   542290480    17132      343500                343500           222300   121200
Long Beach Financial Corp.         COM   542446109    19682     1239800               1239800           699800   540000
Merrill Corporation                COM   590175105     9867      494900                494900           307900   187000
Orbotech Ltd.                      ORD   M75253100    16134      260750                260750           151100   109650

-------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5         COL. 6   COLUMN 7          COLUMN 8
------------------------------- -------- ---------  --------    ------------------    -------  --------  ----------------------
                                                                                                OTHER       VOTING AUTHORITY
                                TITLE OF             VALUE      SHARES/   SH/  PUT/   INVSTMT  MANAGERS  ----------------------
NAME OF ISSUER                   CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL   DSCRETN    NONE    SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
Pittson Brinks Group               COM   725701106    14228      613600                613600           375500   238100
Quanex Corporation                 COM   747620102     9914      386900                386900           230200   156700
Russ Berrie & Co. Inc.             COM   782233100     6288      300300                300300           103300   197000
St. Francis Capital Corp.          COM   789374105     4030      196000                196000            88100   107900
Steris Corporation                 COM   859152000     8546      621500                621500           442000   179500
Superior Industries                COM   868168105    13250      473200                473200           317400   155800
Vans Inc.                          COM   921930103     6959      579900                579900           384000   195900
World Fuel Services Corp.          COM   981475106     2961      303700                303700           179400   124300